Business Combination and Deconsolidation of Subsidiary (Tables)	12 Months Ended
Dec. 31, 2020
Business Combinations [Abstract]
Schedule of preliminary fair value measurement of the assets acquired and liabilities
Acquired assets:	US$
Cash and cash equivalents	$2,762
Trade receivables	46
Other receivables	149
Non-current assets	103,412
106,369
Less: Assumed liabilities
Accrued liabilities	(1,171)
Other payable	(2,181)
Amount due to related parties	(185,555)
(188,907)

Fair value of net assets acquired	(82,538)
Goodwill recorded	82,692

Cash consideration allocated	$154